Exhibit 99.1

KPMG LLP Suite 900 8350 Board Street McLean, VA 22102

Independent Accountants’ Report
on Applying Agreed-Upon Procedures

Blackstone Mortgage Trust, Inc. (the “Company”)

Wells Fargo Securities, LLC

BofA Securities, Inc.

Barclays Capital Inc.

Citigroup Global Markets Inc.

Deutsche Bank Securities Inc.

Goldman Sachs & Co. LLC

J.P. Morgan Securities LLC

(together, the “Specified Parties”)

Re: BXMT 2020-FL2 – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specific attributes identified by the Company contained in an electronic data file entitled “BXMT 2020-FL2 Accounting Tape.xlsx” provided to us on January 24, 2020 (the “Data File”) containing information on 34 collateral interests (the “Collateral Interests”) and the related 80 mortgaged properties (the “Mortgaged Properties”) which we were informed are intended to be included as collateral related to BXMT 2020-FL2, Ltd. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

●	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.

●	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.

●	The term “materiality threshold” means that amounts and percentages were within $1.00 and 0.1%, respectively.

●	The term “Cut-off Date” means the payment date in December 2019, as provided by the Company.

●	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.

●	The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

●	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.

●	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.

●	The term “Assumed LIBOR” means the LIBOR rate 1.715% which we were instructed to use by the Company where applicable in the Calculation Methodology.

●	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology, or value and described in Attachment C.

We were instructed by the Company to perform the following agreed-upon procedures on all Collateral Interests and all related Mortgaged Properties in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document is indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.

B.	Using (i) certain information in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions, we recomputed the Recomputed Attributes and compared the results of our recomputations to the corresponding information contained in the Data File.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objectives of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions, assumptions, and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, assumptions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, assumptions, or information provided to us by the Company, (ii) the physical existence of the Collateral Interests and Mortgaged Properties, (iii) the reliability or accuracy of the Loan Files, (iv) the adequacy of the disclosures in the Data File, (v) as to whether any of the statements expressed therein omit any material facts, or (vi) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Collateral Interests to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Collateral Interests being securitized, (iii) the compliance of the originator of the Collateral Interests with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Collateral Interests that would be material to the likelihood that the issuer of the asset-backed securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

 2

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia
January 24, 2020

 3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document
Loan Number	Provided by the Company
Flag	Provided by the Company
Property Name	Provided by the Company
Property Address	Appraisal Report
Property City	Appraisal Report
Property State	Appraisal Report
Property Zip Code	Appraisal Report
Property County	Appraisal Report
Year Built	Appraisal Report/Engineering Report
Year Renovated	Appraisal Report/Engineering Report
Property Type	Appraisal Report
Specific Property Type	Appraisal Report
No of Units	Underwritten Rent Roll/Certified Rent Roll
Unit of Measure	Underwritten Rent Roll/Certified Rent Roll
Occupancy %	Underwritten Rent Roll/Certified Rent Roll
Occupancy Source Date	Underwritten Rent Roll/Certified Rent Roll
Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement/Asset Summary Report
Assumed Loan (Y/N)	Promissory Note/Loan Agreement
Borrower Name	Promissory Note/Loan Agreement
Principals	Loan Agreement/Recourse Guaranty
Related Borrower (Y/N)	Recourse Guaranty
Origination Date	Promissory Note/Loan Agreement/Amendments to Loan Agreement
First Payment Date	Promissory Note/Loan Agreement/Amendments to Loan Agreement
Initial Funded Amount ($) (All Lenders)	Promissory Note/Loan Agreement/Amendments to Loan Agreement
Loan Amount (Commitment) $ (All Lenders)	Promissory Note/Loan Agreement/Amendments to

ATTACHMENT A

Attribute	Source Document
Loan Agreement
Cut-Off Date Balance (All Lenders)	Provided by the Company
Future Funding Trigger / Requirements	Promissory Note/Loan Agreement/Amendments to Loan Agreement
Contribution Balance	Provided by the Company
Next Maturity Date	Promissory Note/Loan Agreement/Amendments to Loan Agreement
Extension Options	Promissory Note/Loan Agreement/Amendments to Loan Agreement
Extension Options Description	Promissory Note/Loan Agreement/Amendments to Loan Agreement
First Extension Fee %	Promissory Note/Loan Agreement/Amendments to Loan Agreement
First Extension Period (Months)	Promissory Note/Loan Agreement/Amendments to Loan Agreement
Second Extension Fee %	Promissory Note/Loan Agreement/Amendments to Loan Agreement
Second Extension Period (Months)	Promissory Note/Loan Agreement/Amendments to Loan Agreement
Third Extension Fee %	Promissory Note/Loan Agreement/Amendments to Loan Agreement
Third Extension Period (Months)	Promissory Note/Loan Agreement/Amendments to Loan Agreement
Fourth Extension Fee %	Promissory Note/Loan Agreement/Amendments to Loan Agreement
Fourth Extension Period (Months)	Promissory Note/Loan Agreement/Amendments to Loan Agreement
Exit Fee %	Promissory Note/Loan Agreement/Amendments to Loan Agreement
Fully Extended Maturity Date	Promissory Note/Loan Agreement/Amendments to Loan Agreement
Rate Type	Promissory Note/Loan Agreement/Deed of Trust
Index for Floating Rate	Promissory Note/Loan Agreement/Deed of Trust
LIBOR (12/9/19)	Bloomberg Screenshot

ATTACHMENT A

Attribute	Source Document
Fully Funded Mortgage Loan Margin %	Promissory Note/Loan Agreement/Deed of Trust
Rounding Factor (4)	Promissory Note/Loan Agreement/Deed of Trust
Time of Rounding (Before Spread, After Spread)	Promissory Note/Loan Agreement/Deed of Trust
Rounding Direction	Promissory Note/Loan Agreement/Deed of Trust
Lookback Period	Promissory Note/Loan Agreement/Deed of Trust
LIBOR Cap Provider	LIBOR Cap Confirmation
LIBOR Cap Provider Rating	Bloomberg Rating
LIBOR Floor %	Promissory Note/Loan Agreement/Deed of Trust
LIBOR Cap Strike Price %	LIBOR Cap Confirmation
Interest Accrual Basis	Promissory Note/Loan Agreement/Deed of Trust
Interest Rate Change	Promissory Note/Loan Agreement/Deed of Trust
Interest Rate Change Amount	Promissory Note/Loan Agreement/Deed of Trust
Interest Rate Change Trigger	Promissory Note/Loan Agreement/Deed of Trust
Grace Period Default (Days)	Promissory Note/Loan Agreement/Deed of Trust
Grace Period Late (Days)	Promissory Note/Loan Agreement/Deed of Trust
Grace Period Balloon (Days)	Promissory Note/Loan Agreement/Deed of Trust
Original Prepayment Provision	Promissory Note/Loan Agreement/Amendments to Loan Agreement
Remaining Prepayment Provision	Promissory Note/Loan Agreement/Amendments to Loan Agreement
Partial Release and/or Partial Prepayment (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
Partial Release and/or Prepayment Description	Promissory Note/Loan Agreement/Deed of Trust
Amortization Type During Initial Term	Promissory Note/Loan Agreement/Deed of Trust
Amortization Type During Extensions	Promissory Note/Loan Agreement/Deed of Trust
Amortization Type	Promissory Note/Loan Agreement/Deed of Trust
Amort Number of Months	Promissory Note/Loan Agreement/Deed of Trust
Appraisal Valuation Date	Appraisal Report
As-Is Appraised Value	Appraisal Report

ATTACHMENT A

Attribute	Source Document
Stabilized Appraised Value	Appraisal Report
Appraisal Anticipated Stabilization Date	Appraisal Report
USPAP Appraisal (Y/N)	Appraisal Report
FIRREA Appraisal (Y/N)	Appraisal Report
Third Most Recent As Of Date	Company Underwritten Cash Flow Statement
Third Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Third Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Third Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Third Most Recent Reserves	Company Underwritten Cash Flow Statement
Third Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Second Most Recent As Of Date	Company Underwritten Cash Flow Statement
Second Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Second Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Second Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Second Most Recent Reserves	Company Underwritten Cash Flow Statement
Second Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Most Recent As Of Date	Company Underwritten Cash Flow Statement
Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Most Recent Reserves	Company Underwritten Cash Flow Statement
Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Underwritten Occupancy %	Company Underwritten Cash Flow Statement
Underwritten Revenues	Company Underwritten Cash Flow Statement
Underwritten Expenses	Company Underwritten Cash Flow Statement
Underwritten NOI	Company Underwritten Cash Flow Statement
Underwritten Reserves	Company Underwritten Cash Flow Statement

ATTACHMENT A

Attribute	Source Document
Underwritten NCF	Company Underwritten Cash Flow Statement
Underwritten Stabilized Occupancy %	Company Underwritten Cash Flow Statement
Underwritten Stabilized Revenues	Company Underwritten Cash Flow Statement
Underwritten Stabilized Expenses	Company Underwritten Cash Flow Statement
Underwritten Stabilized NOI	Company Underwritten Cash Flow Statement
Underwritten Stabilized Reserves	Company Underwritten Cash Flow Statement
Underwritten Stabilized NCF	Company Underwritten Cash Flow Statement
Appraisal Stabilized Occupancy %	Appraisal Report
Appraisal Stabilized Revenues	Appraisal Report
Appraisal Stabilized Expenses	Appraisal Report
Appraisal Stabilized NOI	Appraisal Report
Appraisal Stabilized Reserves	Appraisal Report
Appraisal Stabilized NCF	Appraisal Report
Loan Cross Portfolio Name	Provided by the Company
Lien Position	Title Policy/Promissory Note
Full Recourse (Y/N/Partial)	Guaranty
Recourse Provisions	Guaranty/Loan Agreement
Recourse Carveout Guarantor	Guaranty/Loan Agreement
Title Vesting (Fee/Leasehold/Both)	Title Policy
Ground Lease Payment (Annual)	Ground Lease
Ground Lease Initial Expiration Date	Ground Lease
Ground Lease Extension (Y/N)	Ground Lease
# of Ground Lease Extension Options	Ground Lease
Ground Lease Expiration Date with Extension	Ground Lease
Type of Lockbox	Cash Management Agreement/Loan Agreement
Cash Management (Springing/In-place)	Cash Management Agreement/Loan Agreement
Lockbox Trigger Event	Cash Management Agreement/Loan Agreement

ATTACHMENT A

Attribute	Source Document
Engineering/Deferred Maintenance Escrow (Cut-off Date)	Servicer Report/Loan Agreement/Settlement Statement
Environmental Escrow (Cut-off Date)	Servicer Report/Loan Agreement/Settlement Statement
Tax Escrow (Cut-off Date)	Servicer Report/Loan Agreement/Settlement Statement
Tax Escrow (Monthly)	Servicer Report/Loan Agreement/Settlement Statement
Springing Tax Escrow Description	Servicer Report/Loan Agreement/Settlement Statement
Insurance Escrow (Cut-off Date)	Servicer Report/Loan Agreement/Settlement Statement
Insurance Escrow (Monthly)	Servicer Report/Loan Agreement/Settlement Statement
Springing Insurance Escrow Description	Servicer Report/Loan Agreement/Settlement Statement
Replacement Reserve (Cut-off Date)	Servicer Report/Loan Agreement/Settlement Statement
Replacement Reserve (Monthly)	Servicer Report/Loan Agreement/Settlement Statement
Springing Replacement Reserve Description (Cut-off Date)	Servicer Report/Loan Agreement/Settlement Statement
TI/LC Reserve (Cut-off Date)	Servicer Report/Loan Agreement/Settlement Statement
Monthly TI/LC Reserve ($)	Servicer Report/Loan Agreement/Settlement Statement
Springing TI/LC Reserve Description	Servicer Report/Loan Agreement/Settlement Statement
Cut-off Other Reserve 1 ($)	Servicer Report/Loan Agreement/Settlement Statement
Other Escrow 1 (Monthly)	Servicer Report/Loan Agreement/Settlement Statement
Other (Springing) Escrow Reserve 1 Description	Servicer Report/Loan Agreement/Settlement Statement
Cut-off Other Reserve 2 ($)	Servicer Report/Loan Agreement/Settlement Statement

ATTACHMENT A

Attribute	Source Document
Other Escrow 2 (Monthly)	Servicer Report/Loan Agreement/Settlement Statement
Other (Springing) Escrow Reserve 2 Description	Servicer Report/Loan Agreement/Settlement Statement
Engineering Report Date	Engineering Report
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II)	Phase II Environmental Report
Environmental Insurance (Y/N)	Promissory Note/Loan Agreement/Insurance Certificate
Seismic Report Date	Seismic Report
Seismic PML %	Seismic Report/Engineering Report
Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report/Engineering Report/Insurance Certificate
Single-Tenant (Y/N)	Underwritten Rent Roll/Certified Rent Roll
Property Manager	Management Agreement
TIC (Y/N)	Promissory Note/Loan Agreement/TIC Agreement
Max Number of TICs	Promissory Note/Loan Agreement/TIC Agreement
Single Purpose Borrower (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
Independent Director (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
Borrower Non Consolidation Opinion (Y/N)	Opinion of Counsel
DST (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
IDOT (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
Largest Tenant Name	Underwritten Rent Roll/Certified Rent Roll

ATTACHMENT A

Attribute	Source Document
Largest Tenant SqFt	Underwritten Rent Roll/Certified Rent Roll
Largest Tenant Exp Date	Underwritten Rent Roll/Certified Rent Roll
2nd Largest Tenant	Underwritten Rent Roll/Certified Rent Roll
2nd Largest Tenant SqFt	Underwritten Rent Roll/Certified Rent Roll
2nd Largest Tenant Exp Date	Underwritten Rent Roll/Certified Rent Roll
3rd Largest Tenant Name	Underwritten Rent Roll/Certified Rent Roll
3rd Largest Tenant SqFt	Underwritten Rent Roll/Certified Rent Roll
3rd Largest Tenant Exp Date	Underwritten Rent Roll/Certified Rent Roll
4th Largest Tenant Name	Underwritten Rent Roll/Certified Rent Roll
4th Largest Tenant Sqft	Underwritten Rent Roll/Certified Rent Roll
4th Largest Tenant Exp Date	Underwritten Rent Roll/Certified Rent Roll
5th Largest Tenant Name	Underwritten Rent Roll/Certified Rent Roll
5th Largest Tenant Sqft	Underwritten Rent Roll/Certified Rent Roll
5th Largest Tenant Exp Date	Underwritten Rent Roll/Certified Rent Roll
Senior Debt Amount	Promissory Note/Loan Agreement/Deed of Trust
Senior Debt Holder	Promissory Note/Loan Agreement/Deed of Trust
Rate	Promissory Note/Loan Agreement/Deed of Trust
Floor	Promissory Note/Loan Agreement/Deed of Trust
Maturity	Promissory Note/Loan Agreement/Deed of Trust
Amort	Promissory Note/Loan Agreement/Deed of Trust
Administrative Fee Rate	Provided by the Company
Cut-off Date Subordinate Debt/Mezz Loan Bal ($)	Promissory Note/Loan Agreement/Deed of Trust
Subordinate Debt/Mezz Fully Funded Spread	Promissory Note/Loan Agreement/Deed of Trust
Permitted Future Debt (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
Type	Promissory Note/Loan Agreement/Deed of Trust
LIBOR Cap Expiration Date	LIBOR Cap Confirmation
Initial Funded Amount ($) (BX Only)	Promissory Note/Loan Agreement/Amendments to Loan Agreement
Loan Amount (Commitment) $ (BX Only)	Promissory Note/Loan Agreement/Amendments to Loan Agreement
Cut-Off Date Balance (BX Only)	Provided by the Company

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Annual Debt Service Payment (IO)	Fully Funded Mortgage Loan Rate % multiplied by Interest Accrual Basis multiplied by Cut-Off Date Balance (All Lenders).
Annual Debt Service Payment (P&I)	For Collateral Interests which have an ‘Amortizing’ Amort Type, (i) use the PMT function in Microsoft Excel and the amortizing interest rate, amortizing period, Cut-Off Date Balance (All Lenders) and Interest Accrual Basis, and (ii) multiply by 12.
Annual Debt Service Payment (Cap)	Mortgage Rate Cap multiplied by Interest Accrual Basis multiplied by Cut-Off Date Balance (All Lenders).
Loan Amount (Commitment) Per Unit	Loan Amount (Commitment) $ (All Lenders) divided by No of Units
Cut-Off Date Balance (All Lenders) per Unit	Cut-Off Date Balance (All Lenders) divided by No of Units
Remaining Future Funding	Loan Amount (Commitment) $ (All Lenders) minus Cut-Off Date Balance (All Lenders)
Remaining Future Funding (% of Loan Amount)	Remaining Future Funding divided by Loan Amount (Commitment) $ (All Lenders)
Next Maturity Date Term (Original)	Count the number of payments between and including the First Payment Date and the Next Maturity Date.
Cut off Date Remaining Term	Next Maturity Date Term (Original) minus Cut-off Date Seasoning.
Cut-off Date Seasoning	Count the number of payments between and including the First Payment Date and the Cut-off Date.
First Extension Fee ($)	Loan Amount (Commitment) $ (All Lenders) multiplied by First Extension Fee % (if applicable).
First Extension Floor	Equals the LIBOR Floor % plus the Fully Funded Mortgage Loan Margin % (if applicable).
First Extension Cap	Compare to the percentage specified in the Loan Agreement, otherwise recompute as the LIBOR Cap Strike Price plus the Fully Funded Mortgage Loan Margin % (if applicable)

ATTACHMENT B

Attribute	Calculation Methodology
Second Extension Fee ($)	Loan Amount (Commitment) $ (All Lenders) multiplied by Second Extension Fee % (if applicable).
Second Extension Floor	Equals the LIBOR Floor % plus the Fully Funded Mortgage Loan Margin % (if applicable).
Second Extension Cap	Compare to the percentage specified in the Loan Agreement, otherwise recompute as the LIBOR Cap Strike Price plus the Fully Funded Mortgage Loan Margin % (if applicable)
Third Extension Fee ($)	Loan Amount (Commitment) $ (All Lenders) multiplied by Third Extension Fee %. (if applicable)
Third Extension Floor	Equals the LIBOR Floor % plus the Fully Funded Mortgage Loan Margin % (if applicable).
Third Extension Cap	Compare to the percentage specified in the Loan Agreement, otherwise recompute as the LIBOR Cap Strike Price plus the Fully Funded Mortgage Loan Margin % (if applicable)
Fourth Extension Fee ($)	Loan Amount (Commitment) $ (All Lenders) multiplied by Fourth Extension Fee %. (if applicable)
Fourth Extension Floor	Equals the LIBOR Floor % plus the Fully Funded Mortgage Loan Margin % (if applicable).
Fourth Extension Cap	Compare to the percentage specified in the Loan Agreement, otherwise recompute as the LIBOR Cap Strike Price plus the Fully Funded Mortgage Loan Margin % (if applicable)
Exit Fee ($)	Loan Amount (Commitment) $ (All Lenders) multiplied by Exit Fee %.
Fully Extended Loan Term (Original)	Count the number of payments between and including the First Payment Date and the Fully Extended Maturity Date.
Fully Extended Loan Term (Remaining)	Fully Extended Loan Term (Original) minus Cut-off Date Seasoning.
Mortgage Rate Floor	The sum of the Fully Funded Mortgage Loan Margin % and the LIBOR Floor %.
Mortgage Rate Cap	The sum of the LIBOR Cap Strike Price % and the Fully Funded Mortgage Loan Margin %.

ATTACHMENT B

Attribute	Calculation Methodology
Fully Funded Mortgage Loan Rate %	The sum of (i) Fully Funded Mortgage Loan Margin %, and (ii) Assumed LIBOR, with the result rounded by the respective Rounding Factor subject to (i) the Mortgage Rate Floor and (ii) Mortgage Rate Cap.
B Note / Mezz Loan %	For Collateral Interests with a Cut-off Date Subordinate Debt/Mezz Loan Bal ($), (i) Cut-off Date Subordinate Debt/Mezz Loan Bal ($) divided by, (ii) the sum of the Cut-off Date Subordinate Debt/Mezz Loan Bal ($) and the Loan Amount (Commitment) $ (All Lenders).
IO Number of Months	For Collateral Interests for which Amortization Type is ‘Interest Only’, count the number of payments between and including the First Payment Date and the Next Maturity Date. For Collateral Interests for which Amortization Type contains an ‘Amortizing’ component, count the number of payments between and including the First Payment Date and the Next Maturity Date, less Amort Number of Months.
Mortgage Loan Cut-off Date (As-Is) LTV Ratio	Cut-Off Date Balance (All Lenders) divided by As-Is Appraised Value.
Committed Mortgage Loan (Stabilized) LTV Ratio	Loan Amount (Commitment) $ (All Lenders) divided by Stabilized Appraised Value.
Maturity Date Stabilized LTV Ratio	For all Collateral Interests for which Amortization Type is ‘Interest Only’, Loan Amount (Commitment) $ (All Lenders) divided by Stabilized Appraised Value.
Mortgage Loan Most Recent NOI DSCR	For all Collateral Interests for which Amortization Type is ‘Interest Only’ or ‘Interest Only & Amortizing’, Most Recent Actual NOI divided by Annual Debt Service Payment (IO).
Mortgage Loan Most Recent NCF DSCR	For all Collateral Interests for which Amortization Type is ‘Interest Only’ or ‘Interest Only & Amortizing’, Most Recent Actual NCF divided by Annual Debt Service Payment (IO).
Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Most Recent Actual NOI divided by Cut-Off Date Balance (All Lenders).
Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Most Recent Actual NCF divided by Cut-Off Date Balance (All Lenders).

ATTACHMENT B

Attribute	Calculation Methodology
Mortgage Loan Underwritten NOI DSCR	For all Collateral Interests for which Amortization Type is ‘Interest Only’ or ‘Interest Only & Amortizing’, Underwritten NOI divided by Annual Debt Service Payment (IO).
Mortgage Loan Underwritten NCF DSCR	For all Collateral Interests for which Amortization Type is ‘Interest Only’ or ‘Interest Only & Amortizing’, Underwritten NCF divided by Annual Debt Service Payment (IO).
Cut-off Date Mortgage Loan Underwritten NOI Debt Yield	Underwritten NOI divided by Cut-Off Date Balance (All Lenders).
Cut-off Date Mortgage Loan Underwritten NCF Debt Yield	Underwritten NCF divided by Cut-Off Date Balance (All Lenders).
Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI divided by the product of Fully Funded Mortgage Loan Rate % and Loan Amount (Commitment) $ (All Lenders) multiplied by Interest Accrual Basis.
Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF divided by the product of Fully Funded Mortgage Loan Rate % and Loan Amount (Commitment) $ (All Lenders) multiplied by Interest Accrual Basis.
Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI divided by the Loan Amount (Commitment) $ (All Lenders).
Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF divided by the Loan Amount (Commitment) $ (All Lenders).
Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI divided by the product of Fully Funded Mortgage Loan Rate % and Loan Amount (Commitment) $ (All Lenders) multiplied by Interest Accrual Basis.
Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF divided by the product of Fully Funded Mortgage Loan Rate % and Loan Amount (Commitment) $ (All Lenders) multiplied by Interest Accrual Basis.
Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI divided by the Loan Amount (Commitment) $ (All Lenders).
Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF divided by the Loan Amount (Commitment) $ (All Lenders).
Net Mortgage Rate	Fully Funded Mortgage Loan Rate % less Administrative Fee Rate

ATTACHMENT B

Attribute	Calculation Methodology
In-place Senior Debt Service	For all Collateral Interests with a Senior Debt Amount, Senior Debt Amount multiplied by Rate multiplied by Interest Accrual Basis
As Stabilized Senior Debt Service	For all Collateral Interests with a Senior Debt Amount, Senior Debt Amount multiplied by Rate multiplied by Interest Accrual Basis
Cut-off Date Total Debt Balance	Equals the sum of (i) Cut-Off Date Balance (All Lenders) and (ii) Cut-off Date Subordinate Debt/Mezz Loan Balance ($)
Cut-off Date Total Debt As-Is LTV	Cut-off Date Total Debt Balance divided by As-Is Appraised Value.
Cut-off Date Total Debt Ann Debt Service ($)	Annual Debt Service Payment (IO) or Annual Debt Service Payment (P&I) plus the product of Cut-off Date Subordinate Debt/Mezz Loan Bal ($), Subordinate Debt/Mezz Fully Funded Spread and Interest Accrual Basis.
Cut-off Date Total Debt UW NCF DSCR	Underwritten NCF divided by Cut-off Date Total Debt Ann Debt Service ($).

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes or with the Source Document indicated as “Provided by the Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

2.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable Collateral Interest and Compared Attribute:

Collateral Interest(s)	Compared Attribute or Recomputed Attribute(s)	Company Instruction
Liberty View Industrial Plaza	Title Vesting (Fee/Leasehold/Both)	Provided by the Company
Ambassador Waikiki II	Origination Date; First Payment Date; Initial Funded Amount; Loan Amount (Commitment) $ (All Lenders); Future Funding Trigger / Requirements; Next Maturity Date; Extension Options Description; Third Extension Fee %; Third Extension Period (Months); Fully Extended Maturity Date; Fully Funded Mortgage Loan Margin %; LIBOR Floor %; Original Prepayment Provision; Remaining Prepayment Provision	Provided by the Company
360 Spear Street, LBA Distribution Portfolio, LBA Distribution Portfolio II, Reebok HQ	Mortgage Loan Underwritten NOI DSCR	Provided by the Company
360 Spear Street, LBA Distribution Portfolio, LBA Distribution Portfolio II, Reebok HQ	Mortgage Loan Underwritten NCF DSCR	Provided by the Company
LBA Distribution Portfolio, LBA Distribution Portfolio II	Cut-off Date Total Debt UW NCF DSCR	Provided by the Company

 C-1